Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 25, 2012	Nov. 27, 2011
Schedule of Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross Carrying Value	$ 104,289	$ 104,428
Accumulated Amortization	(44,380)	(32,610)
Total	59,909	71,818
Trademarks
Schedule of Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Non-amortized intangible assets	42,743	42,743
Acquired contractual rights
Schedule of Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross Carrying Value	42,220	41,667
Accumulated Amortization	(32,163)	(23,051)
Total	10,057	18,616
Customer lists
Schedule of Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross Carrying Value	19,326	20,018
Accumulated Amortization	(12,217)	(9,559)
Total	$ 7,109	$ 10,459